			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: _______
 This Amendment (Check only one.):    [ ] is a restatement.
				      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:Hackett Investment Advisors, Inc.
Address:  7373 N Scottsdale Road, Suite A-199
          Scottsdale, AZ  85253

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas R Hackett
Title: President
Phone: 480-483-9413

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reorted in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this reprt, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Manager: zero

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: 105786



List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alcoa Inc                      COM              013817101     3326   108850 SH       SOLE                   108300               550
                                                                10      325 SH       DEFINED                   325
Allied Capital Corp            COM              01903Q108     4410   144110 SH       SOLE                   134280              9830
                                                                31     1000 SH       DEFINED                                    1000
Ameren Corp.                   COM              023608102     2705    54290 SH       SOLE                    50680              3610
                                                                14      280 SH       DEFINED                   280
Amgen Incorporated             COM              031162100     2662    36585 SH       SOLE                    33540              3045
                                                                73     1000 SH       DEFINED                                    1000
Becton Dickinson & Co.         COM              075887109      539     8750 SH       SOLE                     8300               450
CDW Corp                       COM              12512n105     2217    37675 SH       SOLE                    37400               275
                                                                59     1000 SH       DEFINED                                    1000
Cardiogenesis Corp             COM              14159w109       31    52389 SH       SOLE                    52389
Caspian Energy Inc.            COM              147664106       28    10000 SH       SOLE                    10000
Chevron Corp                   COM              166764100     3694    63714 SH       SOLE                    58910              4804
                                                                58     1000 SH       DEFINED                                    1000
Cinergy Corp                   COM              172474108      200     4410 SH       SOLE                     2305              2105
Cisco Systems Inc              COM              17275r102     3165   146033 SH       SOLE                   143983              2050
                                                                65     3000 SH       DEFINED                                    3000
Citigroup Inc.                 COM              172967101     3927    83156 SH       SOLE                    78860              4296
ConocoPhillips                 COM              20825c104     2495    39510 SH       SOLE                    37525              1985
                                                                79     1250 SH       DEFINED                   250              1000
E M C Corp Mass                COM              268648102     2452   179925 SH       SOLE                   173725              6200
Enbridge Energy Partners LP    COM              29250r106      540    12350 SH       SOLE                    12350
Endologix Inc                  COM              29266s106     2630   553775 SH       SOLE                   553775
Exxon Mobil                    COM              30231g102     1866    30657 SH       SOLE                    23574              7083
Franklin Street Ppty           COM              35471r106     5305   250835 SH       SOLE                   241375              9460
                                                                59     2800 SH       DEFINED                   800              2000
General Elec Co                COM              369604103     5395   155115 SH       SOLE                   143103             12012
                                                               139     4000 SH       DEFINED                                    4000
Gentex Corp                    COM              371901109     2789   159720 SH       SOLE                   156920              2800
Glaxosmithkline Plc Adrf Spons COM              37733w105      270     5157 SH       SOLE                     5007               150
Home Depot Inc                 COM              437076102     3059    72306 SH       SOLE                    68474              3832
I N G Groep N V Adr            COM              456837103      247     6265 SH       SOLE                     4285              1980
IShares Trusts DJ Select Divid COM              464287168      785    12525 SH       SOLE                     8447              4078
Intel Corp                     COM              458140100     1746    89713 SH       SOLE                    69818             19895
Intl Speedway Cl A             COM              460335201     1813    35625 SH       SOLE                    34000              1625
                                                                51     1000 SH       DEFINED                                    1000
Johnson & Johnson              COM              478160104     4260    71937 SH       SOLE                    67297              4640
                                                                59     1000 SH       DEFINED                                    1000
L-3 Communications Hldgs       COM              502424104      244     2840 SH       SOLE                     1600              1240
Liberty Property Trust Reit    COM              531172104     2127    45100 SH       SOLE                    43400              1700
                                                                47     1000 SH       DEFINED                                    1000
Light Management Group Com New COM              53222e209        0    13525 SH       SOLE                                      13525
Lyondell Petrochemical Co.     COM              552078107     1481    74420 SH       SOLE                    74420
                                                                36     1800 SH       DEFINED                                    1800
Mckesson Corporation           COM              58155q103      404     7755 SH       SOLE                     6030              1725
Medcath                        COM              58404w109     1078    56382 SH       SOLE                    56382
Medtronic Inc.                 COM              585055106      544    10711 SH       SOLE                    10711
Microsoft Corp                 COM              594918104     2530    92987 SH       SOLE                    90152              2835
New Plan Excel Rlty Tr         COM              648053106     4648   179175 SH       SOLE                   174250              4925
                                                                97     3750 SH       DEFINED                   750              3000
North Fork Bancorp Inc         COM              659424105     3221   111720 SH       SOLE                   107835              3885
                                                                42     1450 SH       DEFINED                   450              1000
One Source Technologies        COM              68272m109        0    28500 SH       SOLE                    28500
Pepsico Inc                    COM              713448108      607    10510 SH       SOLE                      880              9630
                                                                58     1000 SH       DEFINED                                    1000
Pfizer                         COM              717081103     4140   166139 SH       SOLE                   161564              4575
                                                                75     3000 SH       DEFINED                                    3000
Procter & Gamble Co            COM              742718109      273     4741 SH       SOLE                     3251              1490
St Paul Companies Inc          COM              792860108     4411   105555 SH       SOLE                   103605              1950
Thornburg Mortgage Inc         COM              885218107      221     8180 SH       SOLE                     5465              2715
                                                                27     1000 SH       DEFINED                                    1000
Time America Inc               COM              887160109        5    10000 SH       SOLE                    10000
Valero LP                      COM                            1143    22573 SH       SOLE                    21039              1534
                                                                13      250 SH       DEFINED                   250
Verizon Communications         COM              92343v104     1843    54120 SH       SOLE                    49825              4295
                                                                34     1000 SH       DEFINED                                    1000
Wal Mart Stores Inc            COM              931142103      398     8435 SH       SOLE                     5135              3300
Washington Mutual Inc          COM              939322103     2088    48995 SH       SOLE                    46200              2795
                                                                 9      200 SH       DEFINED                   200
Westamerica Bancorp            COM              957090103     2370    45650 SH       SOLE                    43315              2335
Wyeth                          COM              983024100      320     6600 SH       SOLE                     5600              1000
Zebra Technologies Cp          COM              989207105     2599    58125 SH       SOLE                    57675               450
Power Medical Interventions, I                  power           50    45687 SH       SOLE                    45687
Utd Sts Steel LLC                               91263p204     1099    42600 SH       SOLE                    42100               500
                                                                13      500 SH       DEFINED                   500
Crescent Real Conv A Pfd                        225756204     4217   195400 SH       SOLE                   192700              2700
                                                                22     1000 SH       DEFINED                  1000